Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
Schedule of Income Tax Expense Recognized in Profit or Loss

The major components of income tax expense recognized in profit or loss for the years ended June 30, 2024, 2025 and 2026 were:

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Current income tax
Current year’s provision	-	-	-	-

Deferred taxation
Current year (Note 15)	167,356	46,604	(20,986)	(5,141)
	167,356	46,604	(20,986)	(5,141)

Schedule of Reconciliation Between Tax Expense

A reconciliation between tax expense and the product of accounting profit/(loss) multiplied by Malaysia income tax rate for the financial years ended June 30, 2024, 2025 and 2026 were as follows:

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Loss before income tax	(1,832,106)	(4,887,093)	(7,626,369)	(1,868,292)

Tax calculated at tax rate of 24% (2025: 24%)	(439,705)	(1,172,902)	(1,830,329)	(448,390)

Effects of:
Expenses not deductible for tax purposes	559,498	385,816	470,571	115,280
Income not subject to tax	(410,846)	(495,413)	(330,278)	(80,911)
Deferred tax assets not recognized	484,240	524,160	381,840	93,542
Expenses incurred in tax-free jurisdictions	-	661,811	1,304,041	319,461
Others	(25,831)	143,132	(16,831)	(4,123)
	167,356	46,604	(20,986)	(5,141)